TRADE AND OTHER RECEIVABLES - Movement in the allowance for impairment in respect of trade and other receivables (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening balance		R (1.2)
Credit loss allowance/impairments recognised included in operating costs	R (2.0)	(1.1)
Credit loss allowance/impairments reversed included in operating costs	0.6	0.1
Credit loss allowance written off against related receivable	R 2.7	R 0.0